UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack Murphy, Esq.
One New York Plaza	Dechert
New York, New York 10004	1775 I Street, NW
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders is filed herewith.

Goldman Sachs Funds

SHORT DURATION TAXABLE FIXED INCOME FUNDS	Semiannual Report April 30, 2007

Current income potential from portfolios that invest in a variety of fixed income securities.

Goldman Sachs Short Duration Taxable Fixed Income Funds

■	GOLDMAN SACHS ENHANCED INCOME FUND

■	GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

■	GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

The Goldman Sachs Enhanced Income Fund is not a money market fund. Investors in this Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund may make investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps and structured securities. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty; and the risks that transactions may not be liquid.
The Goldman Sachs Ultra-Short Duration Government Fund is not a money market fund. Investors in this Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps and structured securities. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty; and the risks that transactions may not be liquid.
The Goldman Sachs Short Duration Government Fund is not a money market fund. Investors in this Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund’s net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps and structured securities. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty; and the risks that transactions may not be liquid.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
What Distinguishes Goldman Sachs Asset
Management’s Fixed Income
Investment Process?
At Goldman Sachs Asset Management (“GSAM”), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest opportunity set to capture relative value across sectors and instruments. Our integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:

■  Assess relative value among sectors (such as mortgages and corporates) and sub-sectors
■  Leverage the vast resources of GSAM in selecting securities for each portfolio

■  Team approach to decision making
■  Manage risk by avoiding significant sector and interest rate bets
■  Careful management of yield curve strategies — while closely managing portfolio duration

Fixed Income portfolios that:

■ Include domestic investment options, income opportunities, and access to areas of specialization

■  Capitalize on GSAM’s industry-renowned credit research capabilities

■ Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

PORTFOLIO RESULTS
Enhanced Income Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Enhanced Income Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, Institutional and Administration Shares generated cumulative total returns, without sales charges, of 2.33%, 2.42% and 2.61%, respectively. These returns compare to the 2.59% and 2.33% cumulative total returns of the Fund’s benchmarks, the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, respectively, over the same time period.

A combination of top-down and bottom-up investment strategies impacted the Fund’s performance relative to its benchmarks over the period. Fundamental yield curve strategies contributed to returns as the yield curve steepened over the period. Our emphasis on shorter-term, higher credit quality securities was also a plus for the Fund’s performance. The Fund’s primary sector exposures were to agencies and corporates, which generally performed well over the period. Security selection had a mixed impact on performance. Select asset-backed securities were a modest drag on returns, as were the Fund’s short agency holdings. As inflation data remained constrained, our allocation to Treasury Inflation Protected Securities (“TIPS”) was also a modest detractor from returns. However, the Fund’s focus on short maturity corporates contributed positively to performance, helping to mitigate the underperformance of some of its other holdings.
  Market Review

The six-month reporting period was characterized by a number of ongoing themes. Despite modestly steepening, the yield curve continued to remain flat. Although short- to intermediate-term yields fell and longer yields rose modestly, the difference between two- and ten-year yields increased by only 12 basis points.

Economic data continued to be mixed. Despite the downturn in the housing sector, strong employment data and robust corporate earnings raised the level of uncertainty in the bond market. Meanwhile, a growing number of delinquencies in the sub-prime sector of the mortgage market exacerbated concerns about the housing market and whether its weakness would spill over into the broader economy. A widespread sell-off in the global equity markets — sparked by a sharp decline in Chinese equities — contributed to a spike in volatility during late February.

Through three consecutive meetings, the Federal Reserve (the “Fed”) held short-term interest rates steady at 5.25%. In their post-meeting statements, Fed governors stressed the upside risks to inflation, but acknowledged the downside risks to the U.S. economy, specifically the housing slowdown and decreased business spending. Given the benign inflation data during the period, the Fed appears to have successfully restrained inflation. Nonetheless, a tightening labor market and higher crude oil and gasoline prices suggest that inflation could remain a focus in the coming months.

During the six-month reporting period, the 10-year Treasury yield rose two basis points, closing the period at 4.62%. In general, investment-grade sectors outperformed Treasuries.

PORTFOLIO RESULTS

INVESTMENT OBJECTIVE
The Fund seeks to generate return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.
It is important to note that the Fund is not a money market fund and its net asset value will fluctuate.
  Portfolio Composition

The Fund maintained a defensive short-duration position for much of the reporting period based on our belief that interest rates would move higher. We continued to emphasize shorter-term, higher quality securities that had the potential, we believed, to enhance results. The Fund continued to hold a significant position in short-term quasi-government securities, specifically agency debentures; however, this exposure decreased over the period as some of these shorter securities matured, and the allocation to short-term investments, or cash, increased accordingly. Although the Fund’s focus on short-term corporates enhanced results over the period, we trimmed our position as spreads tightened. We continue to look for more attractive security selection opportunities to emerge in both the agency and corporate sectors. Within governments, we continued to hold a position in TIPS based on our outlook for inflation.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Management Team

May 17, 2007

FUND BASICS
Enhanced Income Fund
as of April 30, 2007
PERFORMANCE REVIEW

		Six-Month	One-Year
November 1, 2006–	Fund Total Return	U.S. Treasury	U.S. Treasury	30-Day
April 30, 2007	(based on NAV)[1]	Bill Index[2]	Note Index[2]	Standardized Yield[3]

Class A	2.33%	2.59%	2.33%	4.64%
Institutional	2.42	2.59	2.33	5.09
Administration	2.61	2.59	2.33	4.84

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[4]

For the period ended 3/31/07	One Year	Five Years	Since Inception	Inception Date

Class A	3.00%	2.05%	3.15%	8/2/00
Institutional	4.98	2.77	3.77	8/2/00
Administration	4.94	2.51	3.52	8/2/00

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 1.5% for Class A Shares. Because Institutional and Administration Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[5]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	0.62%	0.78%
Institutional	0.25	0.41
Administration	0.50	0.66

[5]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
SECTOR ALLOCATION[6]
Percentage of Net Assets

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent repurchase agreements. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

[7]	“Agency Debentures” include agency securities offered by companies such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”), which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate similar to any other publicly traded company.

PORTFOLIO RESULTS
Ultra-Short Duration Government Fund
Dear Shareholder:
This report provides an overview on the performance of the Goldman Sachs Ultra-Short Duration Government Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 2.73%, 2.92% and 2.55%, respectively. These returns compare to the 2.59% and 2.33% cumulative total returns of the Fund’s benchmarks, the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index, respectively, over the same time period.

A combination of top-down and bottom-up investment strategies impacted the Fund’s performance relative to its benchmarks over the period. As the yield curve steepened over the period, our fundamental yield curve strategies added to results. Our emphasis on shorter-term, higher credit quality securities was also a plus. Primary exposures were to the government and collateralized sectors, including mortgages and asset-backed sectors, which generally performed well over the period. Our security selection strategies provided mixed results. Within mortgages, we favored securities with less sensitivity to changes in volatility — in particular, seasoned 15-year pass-throughs, adjustable-rate mortgages (“ARMs”), and shorter duration collateralized mortgage obligations (“CMOs”). This strategy contributed positively to performance. However, select asset- backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”) detracted from performance. Another detractor from performance was our selection of Treasuries, including our position in Treasury Inflation Protected Securities (“TIPS”).

The Fund uses derivatives, including, but not limited to, Treasury futures, Eurodollar futures and swaps, primarily as a tool to manage interest rate exposure, volatility, term structure, convexity (the rate of change in the portfolio’s duration as yields change), and sector exposure. The Fund may also use derivatives to express our interest rate outlook. We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views.
  Market Review

The six-month reporting period was characterized by a number of ongoing themes. Despite modestly steepening, the yield curve continued to remain flat. Although short- to intermediate-term yields fell and longer yields rose modestly, the difference between two- and 10-year yields increased by only 12 basis points.

Economic data continued to be mixed. Despite the downturn in the housing sector, strong employment data and robust corporate earnings raised the level of uncertainty in the bond market. Meanwhile, a growing number of delinquencies in the sub-prime sector of the mortgage market exacerbated concerns about the housing market and whether its weakness

PORTFOLIO RESULTS

would spill over into the broader economy. A widespread sell-off in the global equity markets — sparked by a sharp decline in Chinese equities — contributed to a spike in volatility during late February.

Through three consecutive meetings, the Federal Reserve (the “Fed”) held short-term interest rates steady at 5.25%. In their post-meeting statements, Fed governors stressed the upside risks to inflation, but acknowledged the downside risks to the U.S. economy, specifically the housing slowdown and decreased business spending. Given the benign inflation data during the period, the Fed appears to have successfully restrained inflation. Nonetheless, a tightening labor market and higher crude oil and gasoline prices suggest that inflation could remain a focus in the coming months.

During the six-month reporting period, the 10-year Treasury yield rose two basis points, closing the period at 4.62%. In general, investment-grade sectors outperformed Treasuries.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income, consistent with low volatility of principal.
  Portfolio Composition

Over the period, the Fund continued to focus on security selection and sub-sector strategies across the collateralized and government sectors. Within mortgages, our primary exposures were to the ARMs, CMOs and pass-through sub-sectors. We tactically adjusted the Fund’s exposures to take advantage of changing relative opportunities within the market. Within governments, we continued to hold a position in TIPS based on our outlook for inflation. We maintained a defensive short-duration position relative to the benchmark for much of the period based on our belief that interest rates would move higher.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 18, 2007

FUND BASICS
Ultra-Short Duration Government Fund
as of April 30, 2007
PERFORMANCE REVIEW

		Six-Month	One-Year
November 1, 2006–	Fund Total Return	U.S. Treasury	U.S. Treasury	30-Day
April 30, 2007	(based on NAV)[1]	Bill Index[2]	Note Index[2]	Standardized Yield[3]

Class A	2.73%	2.59%	2.33%	3.85%
Institutional	2.92	2.59	2.33	4.28
Service	2.55	2.59	2.33	3.78

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[4]

For the period ended 3/31/07	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	3.23%	2.26%	3.78%	4.18%	5/15/95
Institutional	5.18	2.97	4.35	4.72	7/17/91
Service	4.52	2.49	3.84	3.84	3/27/97

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 1.5% for Class A Shares. Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[5]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	0.86%	0.91%
Institutional	0.49	0.54
Service	0.99	1.04

[5]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
SECTOR ALLOCATION[6]
Percentage of Net Assets

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent repurchase agreements. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.
[7]	Federal Agencies are mortgage backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government. 10.0% of the Federal Agencies are guaranteed by GNMA.

PORTFOLIO RESULTS
Short Duration Government Fund
Dear Shareholder:
This report provides an overview on the performance of the Goldman Sachs Short Duration Government Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 2.38%, 2.08%, 2.02%, 2.57% and 2.32%, respectively. These returns compare to the 2.34% cumulative total return of the Fund’s benchmark, the Two-Year U.S. Treasury Note Index, over the same time period.

A combination of top-down and bottom-up investment strategies impacted the Fund’s performance relative to its benchmarks over the period. As the yield curve steepened over the period, our fundamental yield curve strategies contributed positively to performance. Our emphasis on shorter-term, higher credit quality securities was also a plus. The Fund’s sector exposures were primarily to the government and collateralized sectors, including mortgage-backed securities, which generally performed well over the period. Our security selection strategies provided mixed results. Within mortgages, we favored securities with less sensitivity to changes in volatility — in particular, seasoned 15-year pass-throughs, adjustable-rate mortgages (“ARMs”), and shorter duration collateralized mortgage obligations (“CMOs”). This strategy contributed positively to performance. On the other hand, select asset agency debentures and our selection of Treasury Inflation Protected Securities (“TIPS”) were a drag on returns.

The Fund uses derivatives, including, but not limited to, Treasury futures, Eurodollar futures and swaps, primarily as a tool to manage interest rate exposure, volatility, term structure, convexity (the rate of change in the portfolio’s duration as yields change) and sector exposure. The Fund may also use derivatives to express our interest rate outlook. We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views.
  Market Review

The six-month reporting period was characterized by a number of ongoing themes. Despite modestly steepening, the yield curve continued to remain flat. Although short- to intermediate-term yields fell and longer yields rose modestly, the difference between two- and 10-year yields increased by only 12 basis points.

Economic data continued to be mixed. Despite the downturn in the housing sector, strong employment data and robust corporate earnings raised the level of uncertainty in the bond market. Meanwhile, a growing number of delinquencies in the sub-prime sector of the mortgage market exacerbated concerns about the housing market and whether its weakness would spill over into the broader economy. A widespread sell-off in the global equity

PORTFOLIO RESULTS

markets — sparked by a sharp decline in Chinese equities — contributed to a spike in volatility during late February.

Through three consecutive meetings, the Federal Reserve (the “Fed”) held short-term interest rates steady at 5.25%. In their post-meeting statements, Fed governors stressed the upside risks to inflation, but acknowledged the downside risks to the U.S. economy, specifically the housing slowdown and decreased business spending. Given the benign inflation data during the period, the Fed appears to have successfully restrained inflation. Nonetheless, a tightening labor market and higher crude oil and gasoline prices suggest that inflation could remain a focus in the coming months.

During the six-month reporting period, the 10-year Treasury yield rose two basis points, closing the period at 4.62%. In general, investment-grade sectors outperformed Treasuries.
INVESTMENT OBJECTIVE
The Fund seeks a high level of current income and, secondarily, in seeking current income, may also consider the potential for capital appreciation.
  Portfolio Composition

Over the period, the Fund continued to focus on security selection and sub-sector strategies. Within mortgages, our primary exposures were to the ARMs, CMOs and pass-through sub-sectors. We tactically adjusted the Fund’s exposures to take advantage of changing relative opportunities within the market. We continued to find value within short-dated agency paper and the Fund maintained exposure to the quasi-government sector at the end of the period. Within governments, we continued to hold a position in TIPS based on our outlook for inflation. We maintained a defensive short-duration position relative to the benchmark for much of the period based on our belief that interest rates would move higher.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 18, 2007

FUND BASICS
Short Duration Government Fund
as of April 30, 2007
PERFORMANCE REVIEW

November 1, 2006–	Fund Total Return	Two-Year U.S.	30-Day
April 30, 2007	(based on NAV)[1]	Treasury Note Index[2]	Standardized Yield[3]

Class A	2.38%	2.34%	3.84%
Class B	2.08	2.34	3.32
Class C	2.02	2.34	3.17
Institutional	2.57	2.34	4.29
Service	2.32	2.34	3.79

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Two-Year U.S. Treasury Note Index, as reported by Merrill Lynch, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[4]

For the period ended 3/31/07	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	2.80%	2.69%	N/A	4.35%	5/1/97
Class B	2.26	2.50	N/A	3.95	5/1/97
Class C	3.05	2.35	N/A	3.63	8/15/97
Institutional	5.23	3.49	5.02%	5.97	8/15/88
Service	4.71	2.98	4.49	4.63	4/10/96

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 2% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.
The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[5]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	0.91%	0.99%
Class B	1.51	1.74
Class C	1.66	1.74
Institutional	0.54	0.62
Service	1.04	1.12

[5]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

SECTOR ALLOCATION[6]
Percentage of Net Assets

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent repurchase agreements. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

[7]	Federal Agencies are mortgage backed securities guaranteed by the Government National Mortgage Association (“GNMA”), FNMA and FHLMC. GNMA instruments are backed by the full faith and credit of the U.S. Government. 5.6% of the Federal Agencies are guaranteed by GNMA.

[8]	“Agency Debentures” include agency securities offered by companies such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”), which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate similar to any other publicly traded company.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – 14.0%

Banks – 3.8%
Credit Suisse First Boston New York(a)
$2,000,000	6.500%	05/01/08	$2,017,994
Huntington National Bank
1,750,000	4.650	06/30/09	1,732,353
Keybank National Association
1,100,000	7.300	05/01/11	1,187,277
Popular North America, Inc.
1,200,000	5.200	12/12/07	1,198,208
Union Planters Corp.
1,500,000	7.750	03/01/11	1,631,051
Washington Mutual, Inc.
2,000,000	4.000	01/15/09	1,959,488

			9,726,371

Brokerage – 3.0%
Credit Suisse First Boston Mortgage Securities, Inc.
2,975,000	4.125	01/15/10	2,907,423
Morgan Stanley
5,000,000	4.000	01/15/10	4,859,746

			7,767,169

Life Insurance – 1.9%
AXA Financial, Inc.
2,125,000	7.750	08/01/10	2,290,261
ING Security Life Institutional Funding(a)
2,500,000	4.250	01/15/10	2,448,433

			4,738,694

Noncaptive-Consumer – 4.0%
American General Finance Corp.
1,500,000	4.875	05/15/10	1,496,942
HSBC Finance Corp.
7,000,000	4.125	11/16/09	6,829,165
John Deere Capital Corp.
2,000,000	5.400	04/07/10	2,016,720

			10,342,827

Wirelines Telecommunications – 1.3%
Ameritech Capital Funding
375,000	6.250	05/18/09	379,882
AT&T, Inc.
1,375,000	4.125	09/15/09	1,344,702
Deutsche Telekom International Finance BV
1,500,000	8.000	06/15/10	1,623,133

			3,347,717

TOTAL CORPORATE BONDS
(Cost $36,244,674)			$35,922,778

Agency Debentures – 25.8%

Federal Home Loan Bank
$6,730,000	4.500%	08/24/07	$6,715,382
7,000,000	4.000 (b)	12/03/07	6,921,047
8,800,000	3.950	02/15/08	8,718,257
10,000,000	4.500 (b)	03/07/08	9,983,638
Federal Home Loan Mortgage Corp
15,000,000	4.250	06/23/08	14,868,165
Federal National Mortgage Association
7,750,000	3.740	06/14/07	7,736,190
5,000,000	5.500	01/15/08	5,009,360
6,000,000	5.125	09/02/08	6,010,638

TOTAL AGENCY DEBENTURES
(Cost $65,970,829)			$65,962,677

Asset-Backed Securities – 5.1%

Autos – 3.1%
AmeriCredit Automobile Receivables Trust Series 2006-AF, Class A3
$2,000,000	5.560%	09/06/11	$2,006,250
Capital One Auto Finance Trust Series 2006-A, Class A3
3,500,000	5.330	11/15/10	3,502,119
Long Beach Auto Receivables Trust Series 2006-A, Class A4
2,500,000	5.500	05/15/13	2,521,875

Home Equity(b) – 2.0%
Countrywide Home Equity Loan Trust Series 2007-B Class A
2,500,000	5.470	02/15/37	2,504,942
Countrywide Home Equity Loan Trust Series 2007-C Class A
2,500,000	5.470	05/15/37	2,499,973

			5,004,915

TOTAL ASSET-BACKED SECURITIES
(Cost $12,999,361)			$13,035,159

U.S. Treasury Obligations – 1.9%

United States Treasury Inflation Protected Securities
$2,571,844	3.500%	01/15/11	$2,715,003
2,177,115	3.375	01/15/12	2,311,465

			5,026,468

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,943,696)			$5,026,568

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 46.8%
(Cost $120,158,560)			$119,947,082

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) – 52.8%

Joint Repurchase Agreement Account II
$135,000,000	5.242%	05/01/07	$135,000,000
Maturity Value: $135,019,658
(Cost $135,000,000)

TOTAL INVESTMENTS – 99.6%
(Cost $255,158,560)			$254,947,082

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			899,645

NET ASSETS – 100.0%			$255,846,727

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,466,427, which represents approximately 1.7% of net assets as of April 30, 2007.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(c)	Joint repurchase agreement was entered into on April 30, 2007. Additional information appears on page 27.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At April 30, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Loss

Eurodollars	251	June 2007	$59,408,563	$(87,054)
Eurodollars	162	September 2007	38,394,000	(105,326)
2 Year U.S. Treasury Notes	(86)	June 2007	(17,605,813)	(17,349)
5 Year U.S. Treasury Notes	(78)	June 2007	(8,254,594)	(3,002)

TOTAL			$71,942,156	$(212,731)

INTEREST RATE SWAP CONTRACT — At April 30, 2007, the Fund had an outstanding swap contract with the following terms:

Rate Exchanged

	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Loss

JPMorgan Securities, Inc.	$20,000	02/17/11	3 month LIBOR	5.091%	$(23,459)

LIBOR—London Interbank Offered Rate
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 74.1%

Adjustable Rate FHLMC(a) – 6.9%
$113,902	5.596%	08/01/16	$114,782
143,733	5.871	08/01/18	144,677
125,247	5.771	11/01/18	128,135
709,247	5.925	11/01/18	711,882
38,047	5.673	02/01/19	38,375
34,898	7.116	02/01/19	35,349
115,173	5.608	03/01/19	116,347
73,176	6.058	03/01/19	73,762
113,600	5.216	06/01/19	114,285
130,860	6.241	07/01/19	131,816
1,719,836	6.098	11/01/19	1,736,534
1,355,641	7.032	11/01/19	1,403,055
141,183	5.671	01/01/20	142,655
158,217	5.608	05/01/21	160,585
41,121	6.165	01/01/25	42,118
114,401	5.608	10/01/26	115,285
1,241,684	6.682	08/01/28	1,276,613
805,593	7.437	05/01/29	815,555
90,921	5.608	06/01/29	91,862
90,515	6.450	09/01/29	92,394
3,096,071	7.240	03/01/30	3,165,320
124,479	5.632	04/01/30	125,157
153,060	5.615	06/01/30	153,897
542,743	7.552	12/01/30	545,020
10,522	7.196	01/01/31	10,645
143,677	5.648	02/01/31	145,152
29,711	6.873	05/01/31	30,039
44,883	5.775	06/01/31	45,549
19,289	7.372	11/01/31	19,540
4,734,213	7.374	12/01/31	4,886,318
2,967,155	7.554	12/01/31	3,049,612
34,903	7.375	10/01/32	35,235
11,648	6.882	02/01/33	11,794
2,222,405	3.944	07/01/33	2,206,958
2,988,320	3.892	09/01/33	2,960,584
131,015	4.396	11/01/33	130,226
97,958	6.954	11/01/33	100,702
1,100,413	5.694	05/01/35	1,112,447
6,150,510	4.582	08/01/35	6,109,797

			32,330,058

Adjustable Rate FNMA(a) – 23.8%
164,839	6.958	03/01/17	165,409
889,058	6.763	04/01/17	923,648
138,107	5.646	08/01/17	138,935
231,627	5.642	09/01/17	233,068
135,077	5.646	09/01/17	135,888
65,775	6.876	11/01/17	66,210
78,388	5.500	12/01/17	78,132
64,934	6.152	12/01/17	65,443
512,030	5.589	03/01/18	514,998
180,908	5.641	03/01/18	182,034
1,765,293	5.596	07/01/18	1,775,538
361,667	7.139	08/01/18	369,590
183,125	5.608	10/01/18	184,362
88,310	5.627	10/01/18	88,825
207,132	5.632	10/01/18	206,619
572,083	5.827	10/01/18	578,511
268,760	6.654	10/01/18	271,719
54,240	5.644	11/01/18	54,558
13,037	6.495	11/01/18	13,069
76,934	5.750	12/01/18	77,391
240,478	5.554	01/01/19	241,806
44,461	5.622	04/01/19	44,813
785,150	5.952	04/01/19	791,228
1,919,629	5.542	05/01/19	1,938,357
456,973	5.646	05/01/19	460,739
401,224	5.747	06/01/19	403,502
288,796	5.829	06/01/19	292,141
322,069	7.083	07/01/19	333,311
699,505	5.787	08/01/19	707,583
650,449	5.920	08/01/19	655,468
44,071	6.155	09/01/19	44,461
24,223	7.180	09/01/19	24,424
58,764	5.858	11/01/19	59,214
2,557,642	7.347	11/01/19	2,621,985
27,745	5.875	04/01/20	28,076
789,268	7.377	05/01/20	816,645
792,710	5.494	06/01/20	804,451
221,998	5.790	06/01/20	224,488
358,869	5.793	11/01/20	363,017
795,908	5.964	12/25/20	795,515
498,387	5.964	03/01/21	504,372
174,520	6.844	09/01/21	177,112
114,314	6.080	12/01/21	116,095
1,926,692	6.096	01/01/22	1,973,113
64,902	7.159	02/01/22	67,195
184,513	5.784	05/20/22	187,063
5,474,031	6.886	12/01/22	5,511,212
419,228	7.195	02/01/23	420,143
12,567	6.219	12/01/23	12,719
1,128,529	7.310	01/01/24	1,144,215
1,002,697	7.300	03/01/24	1,042,560
10,225,286	5.803	04/01/24	10,358,948
896,830	5.702	06/20/24	912,827
44,184	6.126	08/01/24	44,000
329,698	6.808	01/01/25	341,652
1,976,891	5.464	03/25/27	1,986,112
74,407	5.646	06/01/27	75,276
49,348	5.646	12/01/27	49,924
100,483	5.646	01/01/28	101,655
230,356	6.854	05/01/28	233,007
36,940	7.468	06/01/28	37,280
43,540	7.206	09/01/28	43,656
840,131	5.912	01/01/29	850,077
31,389	5.543	06/01/29	31,754
45,158	5.608	06/01/29	45,684
25,023	6.934	06/01/29	25,354

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Adjustable Rate FNMA(a) – (continued)
$1,476,170	6.282%	05/01/30	$1,501,972
5,411	7.760	02/01/31	5,497
102,274	6.744	05/01/31	102,336
346,665	7.000	06/01/31	349,727
1,849,173	5.663	07/01/31	1,887,484
319,666	6.131	08/01/31	322,966
360,921	7.135	08/01/31	364,850
45,763	7.152	08/01/31	46,134
615,230	5.534	11/01/31	622,531
381,552	6.990	12/01/31	385,313
189,260	6.490	01/01/32	190,077
254,580	6.570	02/01/32	253,677
34,654	5.620	03/01/32	35,512
185,513	6.640	03/01/32	185,321
1,365,206	7.388	03/01/32	1,386,341
981,165	5.544	04/01/32	985,931
174,378	7.125	04/01/32	176,071
149,958	5.800	05/01/32	151,933
105,031	6.743	05/01/32	107,066
322,563	6.367	07/01/32	327,044
35,082	5.400	08/01/32	35,136
413,709	4.772	09/01/32	419,538
55,611	4.796	09/01/32	56,264
1,068,223	5.168	09/01/32	1,071,461
58,011	6.628	09/01/32	58,795
102,388	7.162	09/01/32	102,975
37,676	5.402	10/01/32	38,358
89,547	7.243	10/01/32	91,170
18,598	6.997	12/01/32	19,089
1,259,097	4.654	01/01/33	1,271,179
855,178	4.947	01/01/33	871,236
1,936,234	4.915	02/01/33	1,940,597
2,110,280	4.485	03/01/33	2,141,685
17,213,336	4.735	03/01/33	17,291,794
144,299	3.999	04/01/33	144,171
750,274	4.834	04/01/33	761,975
1,822,931	4.703	05/01/33	1,840,046
4,041,299	3.875	07/01/33	4,072,167
969,371	3.990	07/01/33	966,354
2,299,225	3.998	07/01/33	2,296,679
122,257	5.525	08/01/33	123,956
3,108,444	3.850	10/01/33	3,074,934
8,218,916	3.960	12/01/33	8,141,956
292,330	4.351	01/01/34	290,306
52,458	7.170	02/01/34	53,318
4,049,443	4.705	10/01/34	4,036,398
2,560,497	4.365	04/01/35	2,536,970
2,564,628	4.659	10/01/35	2,587,670
49,690	5.657	05/01/36	50,297
14,665	7.137	11/01/38	14,936
293,001	6.383	06/01/40	299,457
1,140,671	6.712	07/01/40	1,150,644
33,962	6.183	02/01/41	34,610

			111,342,080

Adjustable Rate GNMA(a) – 10.0%
8,729,200	3.750	02/20/34	8,679,701
4,724,503	3.750	04/20/34	4,709,786
22,465,418	4.500	08/20/34	22,458,837
3,982,232	4.750	08/20/34	3,992,913
6,877,103	4.500	12/20/34	6,864,011

			46,705,248

Adjustable Rate Non-Agency(a) – 4.3%
Bank of America Mortgage Securities Series 2002-J, Class A2
767,278	4.879	09/25/32	764,412
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
161,520	5.960	08/25/33	163,986
Countrywide Home Loans Series 2003-37, Class 1A1
114,206	5.807	08/25/33	114,467
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
2,396,620	5.100	03/25/33	2,390,084
Impac CMB Trust Series 2003-6, Class A
1,581,280	5.960	07/25/33	1,581,704
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
1,637,437	4.540	08/25/34	1,658,203
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
981,261	4.204	07/25/35	964,609
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
974,574	4.766	07/25/35	966,107
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
982,696	4.071	07/25/35	964,637
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
967,710	4.771	07/25/35	959,394
Sequoia Mortgage Trust Series 2004-10, Class A3A
2,851,726	5.866	11/20/34	2,859,418
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
920,118	5.754	01/25/47	918,968
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
5,894,790	4.975	10/25/35	5,901,104

			20,207,093

Commercial Mortgage Backed Securities – 1.2%
Interest Only(a)(b)(c) – 1.2%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
142,041,083	1.285	02/15/35	1,614,197
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2
88,598,000	2.238	03/18/36	4,219,657

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
			$5,833,854

Collateralized Mortgage Obligations – 9.3%
Interest Only(b) – 0.1%
FHLMC Series 2586, Class NX
2,655,788	4.500	08/15/16	258,183

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Interest Only(b) – (continued)
FNMA REMIC Trust Series 1990-145, Class B
$1,956	4.961%	12/25/20	$37,004

			295,187

Inverse Floaters(a) – 0.2%
FHLMC Series 1606, Class SC
793,618	9.247	11/15/08	798,744

Inverse Floating Rate – Interest Only(a)(b) – 0.0%
FNMA REMIC Trust Series 1996-20, Class SB
658,223	9.152	10/25/08	35,498
FNMA Series 1996-40, Class SG
846,786	7.429	03/25/09	42,530

			78,028

Planned Amortization Class – 0.9%
FHLMC Series 1377, Class H
106,201	6.000	09/15/07	105,973
FHLMC Series 2113, Class TE
2,602,217	6.000	01/15/14	2,640,620
FNMA REMIC Trust Series 1992-193, Class HD
265,937	7.000	11/25/07	265,963
FNMA REMIC Trust Series 1993-225, Class WC
1,199,432	6.500	12/25/13	1,228,432

			4,240,988

Regular Floater(a) – 4.2%
Collateralized Mortgage Securities Corp. Series N, Class 2
343,492	5.960	08/25/17	339,967
FHLMC Series 1509, Class F
1,591,946	6.375	04/15/08	1,594,468
FHLMC Series 1606, Class FC
2,913,550	5.276	11/15/08	2,903,720
FHLMC Series 1612, Class FD
300,711	5.276	11/15/08	299,967
FHLMC Series 1661, Class FD
2,017,300	6.875	01/15/09	2,021,723
FHLMC Series 1826, Class F
223,133	5.775	09/15/21	225,090
FHLMC Series 3152, Class NX(d)
2,360,161	0.000	05/15/36	2,404,676
FHLMC Series 3171, Class FL(d)
1,558,276	0.000	01/15/36	1,491,234
FHLMC Series 3211, Class TX(d)
1,967,502	0.000	09/15/36	1,947,202
FNMA REMIC Trust Series 1993-190, Class F
1,647,807	5.426	10/25/08	1,643,826
FNMA REMIC Trust Series 1993-196, Class FD
143,095	5.276	10/25/08	142,445
FNMA REMIC Trust Series 1993-214, Class FA
460,801	6.144	12/25/08	463,105
FNMA REMIC Trust Series 1993-233, Class FA
345,289	5.276	12/25/08	345,238
FNMA Series 1993-231, Class FE
1,435,096	6.244	12/25/08	1,441,979
FNMA Series 1998-66, Class FC
397,789	5.820	11/17/28	401,106
FNMA Series 2001-70, Class OF
1,993,250	6.270	10/25/31	2,040,720

			19,706,466

Sequential Fixed Rate – 3.6%
FHLMC Series 1246, Class J
453	7.500	05/15/07	452
FHLMC Series 1423, Class FF
762,290	7.000	12/15/07	760,810
FHLMC Series 1720, Class PJ
1,105,406	7.250	01/15/24	1,118,191
First Nationwide Trust Series 2001-4, Class 1A1
996,186	6.750	09/21/31	993,529
FNMA REMIC Trust Series 1993-121, Class Z
7,674,100	7.000	07/25/23	7,897,512
FNMA REMIC Trust Series 1996-14, Class J
226,944	6.150	03/25/09	227,302
FNMA Series 1994-72, Class J
5,908,115	6.000	06/25/23	5,920,255

			16,918,051

Support – 0.3%
FHLMC Series 1639, Class M
1,520,981	6.000	12/15/08	1,526,044

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			$43,563,508

FHLMC – 4.6%
1,187,716	7.000	02/01/09	1,198,483
675,795	7.000	03/01/09	684,223
1,369,784	7.000	04/01/09	1,380,265
650,878	7.000	05/01/09	660,011
628,373	7.000	06/01/09	637,190
417,757	7.500	06/01/09	421,784
204,634	6.500	03/01/13	209,138
399,961	6.500	04/01/13	408,763
206,670	6.500	05/01/13	211,218
421,996	6.500	06/01/13	431,284
911,900	5.000	12/01/13	908,254
1,026,504	4.000	01/01/14	997,267
3,172,520	8.000	12/01/15	3,295,819
536,654	6.000	05/01/17	546,067
747,385	7.000	04/01/21	780,410
390,678	7.000	08/01/21	407,941
2,631,268	7.000	03/01/22	2,744,226
1,025,729	7.000	05/01/22	1,069,763
4,241,451	7.000	06/01/22	4,423,533
43,100	7.000	12/01/25	44,913

			21,460,552

FNMA – 14.0%
6,103,318	4.000	05/01/10	5,943,604
6,803,040	4.000	06/01/10	6,625,016
1,307,580	6.000	09/01/11	1,325,930

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

FNMA – (continued)
$1,544,951	6.500%	04/01/12	$1,581,599
3,490,173	6.000	05/01/12	3,540,076
749,173	6.500	05/01/12	767,015
2,545,768	6.000	06/01/12	2,582,168
769,275	6.500	06/01/12	787,660
11,737,473	5.500	01/01/13	11,784,737
2,676,648	4.500	08/01/13	2,631,824
11,686,717	4.500	09/01/13	11,496,774
1,298,551	8.000	01/01/16	1,358,802
874,769	7.000	03/01/17	904,616
335,400	7.000	05/01/17	346,844
9,802,320	5.500	03/01/18	9,837,648
1,203,057	5.500	04/01/18	1,207,393
364,403	7.000	07/01/21	382,363
572,046	7.000	11/01/21	600,239
296,211	7.000	12/01/21	310,809
457,109	7.000	01/01/22	479,638
107,649	7.000	02/01/22	112,955
314,274	7.000	01/01/28	327,233
579,143	6.500	04/01/33	595,720

			65,530,663

GNMA – 0.0%
49,084	7.000	12/15/25	51,146
145,330	7.000	04/15/26	151,258

			202,404

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $351,548,768)			$347,175,460

Asset-Backed Security(a) – 0.4%

Home Equity – 0.4%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
$1,819,850	5.540%	12/15/29	$1,822,128
(Cost $1,816,153)

U.S. Treasury Obligations – 17.9%

United States Treasury Bonds
$2,600,000	4.500%	02/15/36	$2,462,483
United States Treasury Inflation Protected Securities
1,511,160	2.000	07/15/14	1,499,373
604,488	2.500	07/15/16	620,687
647,640	2.375	01/15/25	651,055
1,008,920	2.375	01/15/27	1,016,369
United States Treasury Notes
4,400,000	4.875	10/31/08	4,406,873
50,000,000	4.875	08/15/09	50,325,001
18,600,000	4.875	08/15/16	18,948,192
United States Treasury Principal-Only STRIPS(e)
9,800,000	0.000	11/15/26	3,757,516

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $82,876,638)			$83,687,549

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 92.4%
(Cost $436,241,559)			$432,685,137

Repurchase Agreement(e) – 7.6%

Joint Repurchase Agreement Account II
$35,800,000	5.242%	05/01/07	$35,800,000
Maturity Value: $35,805,213
(Cost $35,800,000)

TOTAL INVESTMENTS – 100.0%
(Cost $472,041,559)			$468,485,137

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(81,495)

NET ASSETS – 100.0%			$468,403,642

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(b)	Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,833,854, which represents approximately 1.2% of net assets as of April 30, 2007.

(d)	Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Joint repurchase agreement was entered into on April 30, 2007. Additional information appears on page 27.

Investment Abbreviations:
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At April 30, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	414	June 2007	$97,988,625	$(112,286)
Eurodollars	(347)	September 2007	(82,239,000)	144,473
Eurodollars	323	December 2007	76,704,425	53,415
Eurodollars	3	March 2008	713,887	853
Eurodollars	2	June 2008	476,600	1,293
U.S. Treasury Bonds	188	June 2007	21,009,000	254,762
2 Year U.S. Treasury Notes	(616)	June 2007	(126,106,750)	(120,441)
5 Year U.S. Treasury Notes	(134)	June 2007	(14,180,969)	(87,918)
10 Year U.S. Treasury Notes	(771)	June 2007	(83,520,984)	(70,762)

TOTAL			$(109,155,166)	$63,389

INTEREST RATE SWAP CONTRACTS — At April 30, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged

	Notional		Payments	Payments	Upfront Payments
Swap	Amount	Termination	received by	made by	made by the	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Fund	Gain (Loss)

JPMorgan Securities, Inc.	$30,000	02/17/11	3 month LIBOR	5.091%	$—	$(34,384)
Banc of America Securities LLC (a)	58,100	06/20/12	3 month LIBOR	5.000	333,943	(398,624)
Banc of America Securities LLC (a)	44,300	06/20/12	5.000%	3 month LIBOR	170,812	(121,618)
Bear Stearns & Co., Inc.(a)	11,900	06/20/12	3 month LIBOR	5.000	80,394	(93,609)
Deutsche Bank Securities, Inc. (a)	20,800	06/20/12	3 month LIBOR	5.000	67,140	(90,237)
Deutsche Bank Securities, Inc. (a)	18,800	06/20/12	5.000	3 month LIBOR	79,304	(58,428)
Banc of America Securities LLC (a)	59,100	06/20/14	5.100	3 month LIBOR	646,431	(496,211)
Banc of America Securities LLC (a)	36,800	06/20/14	3 month LIBOR	5.100	15,115	(108,653)
Deutsche Bank Securities, Inc. (a)	73,600	06/20/14	5.100	3 month LIBOR	678,149	(482,480)
JPMorgan Securities, Inc.(a)	13,900	06/20/14	3 month LIBOR	5.100	68,326	(103,657)
Banc of America Securities LLC	41,000	11/12/19	3 month LIBOR	5.068	—	152,882

TOTAL					$2,139,614	$(1,835,019)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2007.
LIBOR— London Interbank Offered Rate
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations – 54.2%

Adjustable Rate FHLMC(a) – 8.8%
$248,015	5.770	%(b)	05/01/18	$246,973
173,010	5.850		10/01/25	174,003
1,417,783	3.274		09/01/33	1,397,876
2,681,159	3.322		09/01/33	2,640,115
357,516	3.825		09/01/33	350,933
1,972,234	3.527		09/01/33	1,944,538
11,434,150	4.149		09/01/34	11,487,522
681,454	4.452		10/01/34	674,590
445,720	4.329		11/01/34	440,962
1,297,222	4.371		11/01/34	1,282,118
413,409	4.384		11/01/34	409,418
633,938	4.482		11/01/34	628,611
5,943,411	4.813		11/01/34	5,976,511
746,124	4.382		01/01/35	739,320
2,859,163	4.404		01/01/35	2,834,691
868,205	4.338		02/01/35	860,527
568,020	4.357		02/01/35	563,177
378,989	4.429		02/01/35	376,063
1,368,188	4.430		02/01/35	1,357,989
758,361	4.448		02/01/35	752,118
820,824	4.452		02/01/35	814,264
948,997	4.513		02/01/35	943,607
6,870,224	4.196		03/01/35	6,910,323
2,679,048	4.421		03/01/35	2,658,769
4,350,101	4.161		04/01/35	4,294,903
14,786,658	4.455		06/01/35	14,766,955
5,858,594	4.828		08/01/35	5,863,322
3,490,550	4.542		11/01/35	3,455,498

				74,845,696

Adjustable Rate FNMA(a) – 18.9%
344,145	6.783		11/01/17	345,537
500,629	5.866		02/01/18	505,261
283,469	6.896		06/01/18	293,125
570,485	7.087		03/01/19	573,147
391,437	7.377		05/01/20	405,015
502,304	6.846		12/01/20	504,396
225,950	5.844		01/01/23	230,764
12,450,545	5.028		11/25/28	12,483,616
11,338,900	6.142		08/01/29	11,542,532
374,590	5.526		07/01/32	379,495
594,464	5.637		07/01/32	599,695
227,445	4.702		01/01/33	225,359
1,480,622	5.284		01/01/33	1,487,740
91,773	4.350		03/01/33	91,108
83,988	4.477		03/01/33	83,477
59,096	4.615		03/01/33	58,721
367,199	4.674		03/01/33	363,458
10,043,559	4.240		05/01/33	10,021,675
446,719	4.550		07/01/33	441,862
1,726,615	3.901		08/01/33	1,723,719
5,854,692	5.646		08/01/33	5,924,907
56,356	3.666		09/01/33	56,155
3,885,555	3.850		10/01/33	3,843,667
49,859	3.973		12/01/33	49,741
6,496,598	4.420		02/01/34	6,509,952
4,027,613	4.247		03/01/34	3,990,336
2,366,129	3.026		05/01/34	2,353,505
4,420,834	3.251		05/01/34	4,443,214
5,809,791	4.304		06/01/34	5,914,248
3,891,610	4.276		07/01/34	3,929,080
6,559,842	4.705		10/01/34	6,538,710
5,215,115	4.745		10/01/34	5,254,633
235,971	4.765		10/01/34	235,721
632,287	4.419		11/01/34	627,361
1,631,279	4.562		11/01/34	1,617,465
88,012	4.661		11/01/34	87,598
152,422	4.361		12/01/34	151,085
3,185,356	4.522		12/01/34	3,204,663
888,044	4.528		12/01/34	881,582
185,325	4.321		01/01/35	183,607
992,928	4.468		01/01/35	985,724
1,037,878	4.506		01/01/35	1,030,800
1,059,138	4.517		01/01/35	1,052,693
677,048	4.520		01/01/35	672,727
4,135,336	4.104		02/01/35	4,145,153
1,767,757	4.106		02/01/35	1,773,586
1,896,432	4.280		02/01/35	1,903,692
590,148	4.302		02/01/35	584,625
992,306	4.444		02/01/35	981,412
2,503,438	4.218		03/01/35	2,511,015
1,917,404	4.244		03/01/35	1,921,962
2,828,745	4.250		03/01/35	2,837,661
864,785	4.415		03/01/35	858,291
6,434,607	5.032		03/01/35	6,462,418
1,950,022	4.261		04/01/35	1,949,766
8,171,238	4.365		04/01/35	8,096,157
1,331,550	4.668		04/01/35	1,329,937
6,354,474	4.673		04/01/35	6,325,204
1,907,522	4.291		05/01/35	1,903,903
1,348,218	4.419		05/01/35	1,339,899
8,354,498	4.736		08/01/35	8,318,472
5,951,371	4.725		10/01/35	5,931,815

				161,073,844

Adjustable Rate GNMA(a) – 5.6%
4,066,274	3.750		02/20/34	4,043,216
7,104,590	3.750		05/20/34	7,082,540
1,788,726	4.500		05/20/34	1,794,788
4,378,545	4.500		07/20/34	4,382,047
3,486,661	4.750		08/20/34	3,496,012
12,469,181	4.500		09/20/34	12,455,315
7,788,904	4.750		09/20/34	7,804,705
2,660,823	4.750		10/20/34	2,657,367
4,222,675	4.750		12/20/34	4,230,560

				47,946,550

Collateralized Mortgage Obligations – 7.0%
Interest Only(c) – 0.1%
FHLMC Series 2575, Class IB
2,167,917	5.500		08/15/30	186,340

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Interest Only(c) – (continued)
FHLMC Series 2586, Class NX
$1,482,725	4.500%	08/15/16	$144,144

			330,484

Inverse Floaters(a) – 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
61,679	13.584	11/25/20	73,766
GNMA Series 2001-59, Class SA
22,085	9.035	11/16/24	24,241

			98,007

IOette(c) – 0.0%
FHLMC Series 1161, Class U
1,442	1,172.807	11/15/21	1,504

Planned Amortization Class – 2.2%
FHLMC Series 1327, Class HA
32,770	7.500	07/15/07	32,707
FHLMC Series 1377, Class H
250,010	6.000	09/15/07	249,472
FHLMC Series 1475, Class K
181,830	7.000	02/15/08	181,477
FHLMC Series 1556, Class H
1,316,749	6.500	08/15/13	1,339,198
FHLMC Series 1601, Class PL
463,588	6.000	10/15/08	463,336
FHLMC Series 1606, Class H
745,437	6.000	11/15/08	743,174
FHLMC Series 1916, Class PC
2,964,098	6.750	12/15/11	3,006,484
FHLMC Series 2812, Class OA
555,939	5.000	08/15/20	554,568
FHLMC Series 3028, Class MB
6,879,658	5.000	12/15/26	6,855,805
FNMA Series 1993-207, Class G
1,021,301	6.150	04/25/23	1,022,301
FNMA Series 2005-87, Class CL
4,057,525	5.000	10/25/35	4,036,249

			18,484,771

Planned Amortization – Interest Only(c) – 0.0%
FHLMC Series 1587, Class HA
53,015	6.500	10/15/08	989

Regular Floater(a) – 1.6%
FHLMC Series 3151, Class KY(d)
3,535,545	0.000	05/15/36	3,456,174
FHLMC Series 3171, Class FL(d)
2,337,414	0.000	01/15/36	2,236,851
FHLMC Series 3211, Class TX(d)
2,951,253	0.000	09/15/36	2,920,802
FNMA Series 1988-12, Class B
247,441	3.599	02/25/18	228,924
FNMA Series 2001-60, Class OF
2,989,875	6.270	10/25/31	3,075,571
FNMA Series 2001-70, Class OF
1,494,937	6.270	10/25/31	1,530,540

			13,448,862

Sequential Fixed Rate – 2.5%
FHLMC Series 108, Class G
655,370	8.500	12/15/20	653,394
FHLMC Series 1429, Class G
114,132	7.000	11/15/07	113,910
FHLMC Series 1564, Class H
825,036	6.500	08/15/08	824,651
FHLMC Series 1655, Class K
5,018,806	6.500	01/15/09	5,003,736
FHLMC Series 1980, Class Z
2,448,501	7.000	07/15/27	2,526,461
FHLMC Series 2019, Class Z
2,512,366	6.500	12/15/27	2,583,300
FNMA REMIC Trust Series 1989-66, Class J
936,734	7.000	09/25/19	974,077
FNMA REMIC Trust Series 1990-16, Class E
526,786	9.000	03/25/20	569,855
FNMA REMIC Trust Series 1992-142, Class K
117,211	7.000	08/25/07	117,027
FNMA REMIC Trust Series 1992-33, Class K
1,804,334	8.500	03/25/18	1,876,393
FNMA REMIC Trust Series 1993-052, Class J
721,958	6.500	04/25/08	721,428
FNMA REMIC Trust Series 1993-121, Class Z
4,263,355	7.000	07/25/23	4,387,472
FNMA REMIC Trust Series 1993-126, Class PG
848,767	6.500	07/25/08	850,311
FNMA Series 1988-12, Class A
313,426	10.000	02/25/18	351,329
GNMA REMIC Trust Series 1995-3, Class DQ
108,423	8.050	06/16/25	115,817

			21,669,161

Targeted Amortization Class – 0.6%
FHLMC REMIC Trust Series 3291, Class XC(a)(d)
2,099,210	0.000	03/15/37	2,009,092
FNMA REMIC Trust Series 1994-18, Class D
2,440,259	6.750	02/25/24	2,447,750
FNMA REMIC Trust Series 2006-27, Class YF(a)(d)
999,413	0.000	04/25/36	964,192

			5,421,034

TOTAL COLLATERALIZED MORTGAGE OBLIGATION			$59,454,812

FHLMC – 5.4%
4,799,649	4.500	05/01/08	4,740,164
15,421	7.000	01/01/09	15,638
16,156	7.000	02/01/09	16,383
12,163	7.000	03/01/09	12,256
20,053	7.000	04/01/09	20,321
24,902	7.000	05/01/09	25,251

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations – (continued)

FHLMC – (continued)
$3,226	6.500%		05/01/10	$3,285
30,893	6.500		06/01/10	31,455
387,928	6.500		07/01/10	394,989
51,077	7.000		07/01/10	51,794
760	6.500		08/01/10	774
61,329	7.000		01/01/11	61,798
37,245	7.000		12/01/12	37,998
152,584	6.500		01/01/13	155,942
118,792	6.500		04/01/13	121,406
249,491	6.500		05/01/13	254,981
108,890	6.500		06/01/13	111,287
1,139,030	4.000		09/01/13	1,107,730
78,506	6.500		10/01/13	80,234
1,178,101	4.000		11/01/13	1,145,487
1,367,850	5.000		12/01/13	1,362,380
1,539,756	4.000		01/01/14	1,495,901
1,323,126	4.000		05/01/14	1,284,123
657,858	4.500		06/01/14	647,061
2,608,462	4.500		10/01/14	2,564,486
6,655,979	5.000		10/01/14	6,630,800
1,509,643	4.000		11/01/14	1,462,920
2,767,956	4.500		11/01/14	2,722,260
2,043,045	4.000		03/01/15	1,978,623
14,016,855	4.500		03/01/15	13,780,526
1,059,680	4.500		08/01/15	1,031,085
82,431	8.500		10/01/15	87,699
1,097,758	8.000		12/01/15	1,140,422
49,314	7.000		03/01/16	50,995
1,887,550	7.000		04/01/22	1,968,581
37,046	7.500		01/01/31	38,593

				46,635,628

FNMA – 8.5%
666	7.000		11/01/07	667
15,155	7.000		12/01/07	15,172
608	7.000		05/01/08	612
189,648	7.000		09/01/08	191,105
3,868	7.000		12/01/09	3,902
7,411,172	4.000		05/01/10	7,217,234
48,846	8.500		05/01/10	50,353
7,710,113	4.000		06/01/10	7,508,352
487	7.000		06/01/10	491
3,688	7.000		08/01/10	3,769
2,156	7.000		01/01/11	2,172
40,932	7.000		07/01/11	41,904
543	7.000		11/01/11	547
4,789,855	5.500		01/01/13	4,809,165
2,676,648	4.500		08/01/13	2,631,824
14,118,633	4.500		09/01/13	13,889,137
7,619,482	4.000		11/01/13	7,397,622
64,007	6.000		01/01/14	65,005
203,508	6.000		03/01/14	206,681
26,009	5.500		04/01/14	25,994
1,314,517	4.000		01/01/15	1,271,602
653,761	4.500		01/01/15	641,515
4,429	8.500		09/01/15	4,731
259,579	8.500		10/01/15	277,237
43,063	8.500		12/01/15	45,897
1,404,637	5.500		01/01/17	1,410,891
456,954	5.500		03/01/18	458,758
1,187,268	5.500		07/01/18	1,191,547
552,906	5.500		08/01/18	554,899
920,920	5.500		09/01/18	924,239
2,471,090	5.500		12/01/18	2,482,002
5,091,801	5.500		01/01/19	5,114,470
2,578,303	5.500		05/01/19	2,589,782
191,377	7.000		11/01/19	200,590
145,192	8.000		02/01/31	152,159
3,963,597	6.000		03/01/33	4,012,982
6,769,236	6.500		04/01/33	6,962,997

				72,358,006

GNMA – 0.0%
33,035	6.500		06/15/08	33,238
12,515	6.500		07/15/08	12,592
61,176	6.500		08/15/08	61,550
28,768	6.500		09/15/08	28,944
7,207	6.500		10/15/08	7,251
1,754	6.500		11/15/08	1,764
7,492	9.000		12/15/08	7,664
3,171	6.500		01/15/09	3,209
11,793	9.000		01/15/09	12,261
502	6.500		03/15/09	505
2,309	6.500		04/15/09	2,336
28,994	6.500		05/15/09	29,336
4,788	6.500		07/15/09	4,844
9,326	6.500		11/15/09	9,436
4,138	9.000		01/15/10	4,364
37,149	9.000		07/15/12	39,827

				259,121

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $464,105,648)				$462,573,657

Agency Debentures – 16.8%

FHLB
$10,000,000	2.900	%(a)	06/11/07	$9,974,390
15,000,000	3.693	(a)	09/07/07	14,944,156
21,500,000	4.000		12/03/07	21,257,503
39,000,000	4.800		05/02/08	38,902,734
7,000,000	3.790		11/28/08	6,880,356
FHLMC
5,000,000	3.500		04/15/08	4,924,930
19,000,000	4.480		09/19/08	18,867,300
FNMA
10,000,000	3.550		11/16/07	9,908,470
9,700,000	3.650		11/30/07	9,611,051
6,500,000	4.000		01/20/09	6,402,123

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures – (continued)

Small Business Administration
$358,351	7.200%	06/01/17	$372,210
649,078	6.300	05/01/18	666,187
737,209	6.300	06/01/18	756,855

TOTAL AGENCY DEBENTURES
(Cost $143,855,863)			$143,468,265

U.S. Treasury Obligations – 10.3%

United States Treasury Bonds
$9,200,000	4.500%	02/15/36	$8,724,185
United States Treasury Inflation Protected Securities
2,158,800	2.000	07/15/14	2,141,961
302,244	2.500	07/15/16	310,343
971,460	2.375	01/15/25	976,583
1,513,380	2.375	01/15/27	1,524,553
United States Treasury Notes
7,900,000	4.875	10/31/08	7,912,956
58,600,000	4.875	08/15/09	58,980,901
4,100,000	4.500	02/15/16	4,067,807
3,700,000	4.875	08/15/16	3,769,264

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $87,965,585)			$88,408,553

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 81.3%
(Cost $695,927,096)			$694,450,475

Repurchase Agreement(e) – 18.9%

Joint Repurchase Agreement Account II
$161,000,000	5.242%	05/01/07	$161,000,000
Maturity Value: $161,023,443
(Cost $161,000,000)

TOTAL INVESTMENTS – 100.2%
(Cost $856,927,096)			$855,450,475

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(1,497,800)

NET ASSETS – 100.0%			$853,952,675

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(b)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(d)	Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(e)	Joint repurchase agreement was entered into on April 30, 2007. Additional information appears on page 27.

Investment Abbreviations:
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At April 30, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(127)	June 2007	$(30,059,313)	$44,893
Eurodollars	146	September 2007	34,602,000	(52,899)
Eurodollars	(103)	December 2007	(24,459,925)	41,293
Eurodollars	754	March 2008	179,423,725	258,636
Eurodollars	590	June 2008	140,597,000	321,869
U.S. Treasury Bonds	90	June 2007	10,057,500	54,525
2 Year U.S. Treasury Notes	1,055	June 2007	215,978,281	(194,215)
5 Year U.S. Treasury Notes	593	June 2007	62,756,078	182,550
10 Year U.S. Treasury Notes	(846)	June 2007	(91,645,594)	(70,077)

TOTAL			$497,249,752	$586,575

INTEREST RATE SWAP CONTRACTS — At August 30, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged

	Notional		Payments	Payments	Upfront Payments
Swap	Amount	Termination	received by	made by	made by the	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Fund	Loss

JPMorgan Securities, Inc.	$55,000	02/17/11	3 month LIBOR	5.091%	$—	$(63,037)
Banc of America Securities LLC(a)	28,100	06/20/12	5.000%	3 month LIBOR	89,029	(57,826)
Banc of America Securities LLC(a)	56,200	06/20/12	3 month LIBOR	5.000	339,133	(401,704)
Bear Stearns & Co., Inc.(a)	11,700	06/20/12	3 month LIBOR	5.000	79,043	(92,035)
Deutsche Bank Securities, Inc. (a)	57,100	06/20/12	3 month LIBOR	5.000	187,436	(250,844)
Deutsche Bank Securities, Inc. (a)	23,600	06/20/12	5.000	3 month LIBOR	99,552	(73,345)
Bank of America Securities LLC(a)	14,400	06/20/14	3 month LIBOR	5.100	102,455	(139,057)
Deutsche Bank Securities, Inc. (a)	85,400	06/20/14	5.100	3 month LIBOR	697,615	(467,370)
Bank of America Securities LLC(a)	74,100	06/20/14	5.100	3 month LIBOR	846,818	(658,471)
JPMorgan Securities, Inc. (a)	9,800	06/20/14	3 month LIBOR	5.100	76,282	(101,191)
Deutsche Bank Securities, Inc. (a)	14,400	06/20/14	3 month LIBOR	5.100	104,211	(140,812)
JPMorgan Securities, Inc.	50,000	03/07/16	3 month LIBOR	5.183	—	(186,666)

TOTAL					$2,621,574	$(2,632,358)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2007.
LIBOR— London Interbank Offered Rate
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2007, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Enhanced Income	$135,000,000

Ultra-Short Duration Government	35,800,000

Short Duration Government	161,000,000

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	5.24%	05/01/07	$1,500,218,333

Barclays Capital PLC	1,250,000,000	5.24	05/01/07	1,250,181,944

Bear Stearns	750,000,000	5.25	05/01/07	750,109,375

Citigroup Global Markets, Inc.	1,050,000,000	5.24	05/01/07	1,050,152,833

Credit Suisse First Boston LLC	500,000,000	5.25	05/01/07	500,072,917

Deutsche Bank Securities, Inc.	950,000,000	5.24	05/01/07	950,138,278

Greenwich Capital Markets	550,000,000	5.25	05/01/07	550,080,208

UBS Securities LLC	1,850,000,000	5.24	05/01/07	1,850,269,278

Wachovia Bank	250,000,000	5.24	05/01/07	250,036,389

TOTAL	$8,650,000,000			$8,651,259,555

At April 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Association, 2.700% to 10.500%, due 05/01/07 to 04/01/47; Federal National Mortgage Association, 3.375% to 9.000%, due 05/15/07 to 05/01/47; Government National Mortgage Association, 4.500% to 9.000%, due 07/15/09 to 04/20/37. The aggregate market value of the collateral, including accrued interest, was $8,849,763,665.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
Statements of Assets and Liabilities
April 30, 2007 (Unaudited)

		Ultra-Short
	Enhanced	Duration	Short Duration
	Income Fund	Government Fund	Government Fund

Assets:

Investments in securities, at value (identified cost $120,158,560, $436,241,559 and $695,927,096, respectively)	$119,947,082	$432,685,137	$694,450,475
Repurchase agreements, at value which equals cost	135,000,000	35,800,000	161,000,000
Cash(a)	32,260	618,091	3,257,778
Receivables:
Investment securities sold	—	99,454	928,216
Interest	1,444,111	2,717,492	4,695,792
Fund shares sold	20,742	395,652	1,281,286
Reimbursement from investment adviser	13,739	38,923	82,602
Due from broker-variation margin(b)	123,669	1,261,425	2,518,133
Swap contracts, at value (includes upfront payments made of $0, $1,574,696 and $1,733,014, respectively)	—	568,841	476,003
Other assets	366	2,235	6,817

Total assets	256,581,969	474,187,250	868,697,102

Liabilities:

Due to Custodian	—	—	16,185
Payables:
Investment securities purchased	—	2,486,725	10,696,221
Fund shares repurchased	232,982	1,471,499	2,364,270
Income distribution	269,408	809,995	522,428
Swap contracts, at value (includes upfront payments made of $0, $564,918 and $888,560, respectively)	23,459	264,246	486,787
Amounts owed to affiliates	58,851	200,576	490,397
Due to broker-variation margin	23,842	371,543	—
Accrued expenses	126,700	179,024	168,139

Total liabilities	735,242	5,783,608	14,744,427

Net Assets:

Paid-in capital	333,610,493	618,003,659	886,402,599
Accumulated undistributed net investment income	3,072,929	3,615,793	3,797,971
Accumulated net realized loss on investments, futures and swaps	(80,389,027)	(147,887,758)	(32,725,493)
Net unrealized loss on investments, futures and swaps	(447,668)	(5,328,052)	(3,522,402)

NET ASSETS	$255,846,727	$468,403,642	$853,952,675

Net Assets:
Class A	$26,968,763	$97,378,730	$267,932,000
Class B	—	—	11,402,838
Class C	—	—	31,644,303
Institutional	228,564,388	353,385,195	534,533,712
Administration	313,576	—	—
Service	—	17,639,717	8,439,822

Shares Outstanding:
Class A	2,769,897	10,475,324	27,570,751
Class B	—	—	1,177,108
Class C	—	—	3,275,467
Institutional	23,508,243	38,004,055	55,155,483
Administration	32,209	—	—
Service	—	1,889,890	871,888

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	26,310,349	50,369,269	88,050,697

Net asset value, offering and redemption price per share: (c)
Class A	$9.74	$9.30	$9.72
Class B	—	—	9.69
Class C	—	—	9.66
Institutional	9.72	9.30	9.69
Administration	9.74	—	—
Service	—	9.33	9.68

(a)	Includes restricted cash of $560,181 and $3,257,778 on deposit with swap counterparty as collateral for the Ultra-Short Duration Government and Short Duration Government Funds, respectively.
(b)	Includes restricted cash of $123,669, $1,261,425 and $2,168,000, relating to initial margin requirements and collateral on futures transactions for the Enhanced Income, Ultra- Short Duration Government and Short Duration Government Funds, respectively.
(c)	Maximum public offering price per share for Class A shares of the Enhanced Income and Ultra-Short Duration Government Funds (NAV per share multiplied by 1.0152), and Short Duration Government Fund (NAV per share multiplied by 1.0204) $9.88, $9.44 and $9.87, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
Statements of Operations
For the Six Months Ended April 30, 2007 (Unaudited)

		Ultra-Short
	Enhanced	Duration	Short Duration
	Income Fund	Government Fund	Government Fund

Investment income:

Interest	$5,820,187	$10,627,840	$19,808,684

Expenses:

Management fees	293,684	910,410	2,065,966
Distribution and Service fees(a)	37,662	134,943	599,986
Transfer Agent fees(a)	65,067	155,814	367,278
Custody and accounting fees	36,842	94,398	108,097
Professional fees	24,070	26,355	35,331
Service share fees	—	43,604	23,377
Registration fees	10,500	25,200	47,725
Trustee fees	9,217	9,217	9,217
Administration share fees	1,360	—	—
Other	3,742	6,658	19,971

Total expenses	482,144	1,406,599	3,276,948

Less — expense reductions	(130,006)	(75,068)	(235,132)

Net expenses	352,138	1,331,531	3,041,816

NET INVESTMENT INCOME	5,468,049	9,296,309	16,766,868

Realized and unrealized gain (loss) on investments, futures and swaps contracts:

Net realized gain (loss) from:
Investment transactions	7,087	382,111	(643,308)
Futures transactions	112,728	639,789	824,596
Swap contracts	43,313	1,283,191	1,530,638
Net change in unrealized gain (loss) on:
Investments	328,618	3,026,511	4,712,850
Futures	(211,640)	321,849	92,856
Swap contracts	7,009	(2,108,893)	(2,703,430)

Net realized and unrealized gain on investments, futures and swaps	287,115	3,544,558	3,814,202

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,755,164	$12,840,867	$20,581,070

(a)	Class specific distribution, service and transfer agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Administration	Service

Enhanced Income	$37,662	$—	$—	$24,104	$—	$—	$40,746	$217	$—
Ultra-Short Duration Government	134,943	—	—	86,364	—	—	65,962	—	3,488
Short Duration Government	361,119	63,051	175,816	231,115	10,088	28,131	96,074	—	1,870
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
Statements of Changes in Net Assets

	Enhanced Income Fund

	For the
	Six Months Ended	For the
	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006

From operations:

Net investment income	$5,468,049	$10,888,757
Net realized gain (loss) on investment, futures and swaps	163,128	(928,488)
Net change in unrealized gain on investments, futures and swaps	123,987	1,758,344

Net increase in net assets resulting from operations	5,755,164	11,718,613

Distributions to shareholders:

From net investment income
Class A Shares	(670,738)	(1,725,816)
Class B Shares	—	—
Class C Shares	—	—
Institutional Shares	(4,922,411)	(8,607,037)
Service Shares	—	—
Administration Shares	(25,050)	(78,128)

Total distributions to shareholders	(5,618,199)	(10,410,981)

From share transactions:

Net proceeds from sales of shares	137,103,099	91,969,372
Reinvestment of dividends and distributions	3,969,696	8,268,469
Cost of shares repurchased	(96,829,819)	(259,653,464)

Net increase (decrease) in net assets resulting from share transactions	44,242,976	(159,415,623)

TOTAL INCREASE (DECREASE)	44,379,941	(158,107,991)

Net assets:

Beginning of period	211,466,786	369,574,777

End of period	$255,846,727	$211,466,786

Accumulated undistributed net investment income	$3,072,929	$3,223,079

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS

Ultra-Short Duration Government Fund		Short Duration Government Fund

For the		For the
Six Months Ended	For the	Six Months Ended	For the
April 30, 2007	Year Ended	April 30, 2007	Year Ended
(Unaudited)	October 31, 2006	(Unaudited)	October 31, 2006

$9,296,309	$23,725,586	$16,766,868	$30,565,062
2,305,091	(743,436)	1,711,926	(5,856,187)
1,239,467	3,905,803	2,102,276	9,119,030

12,840,867	26,887,953	20,581,070	33,827,905

(2,592,058)	(6,223,589)	(5,355,545)	(11,610,473)
—	—	(197,128)	(545,672)
—	—	(525,572)	(1,349,261)
(8,540,300)	(19,392,406)	(9,826,297)	(18,526,665)
(405,476)	(1,107,707)	(167,920)	(437,876)
—	—	—	—

(11,537,834)	(26,723,702)	(16,072,462)	(32,469,947)

120,045,842	162,254,987	237,347,136	469,962,243
6,377,701	13,988,599	12,835,848	22,536,617
(117,135,781)	(536,074,946)	(260,988,627)	(572,153,138)

9,287,762	(359,831,360)	(10,805,643)	(79,654,278)

10,590,795	(359,667,109)	(6,297,035)	(78,296,320)

457,812,847	817,479,956	860,249,710	938,546,030

$468,403,642	$457,812,847	$853,952,675	$860,249,710

$3,615,793	$5,857,318	$3,797,971	$3,103,565

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
Notes to Financial Statements
April 30, 2007 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes Goldman Sachs Enhanced Income Fund (“Enhanced Income”), Goldman Sachs Ultra-Short Duration Government Fund (“Ultra-Short Duration Government”) and Goldman Sachs Short Duration Government Fund (“Short Duration Government”) (collectively, the “Funds” or individually a “Fund”). Each Fund is a diversified portfolio of the Trust. Enhanced Income offers three classes of shares — Class A, Institutional and Administration. Ultra-Short Duration Government offers three classes of shares — Class A, Institutional and Service. Short Duration Government offers five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares charge a maximum initial sales charge of 1.50% for Enhanced Income and Ultra-Short Duration Government, and 2.00% for Short Duration Government. The contingent deferred sales charge for Class B shares is 2.00% maximum declining to zero after three years for Short Duration Government. The Class C shares of Short Duration Government have a contingent deferred sales charge of 1.00% during the first 12 months. Institutional, Administration and Service Class of the Funds are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”), as distributor of the Funds, receives such sales loads of which a certain portion may be retained.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Certain instruments may be valued by the investment adviser in good faith through the use of valuation models (matrix pricing) that take into account spread and yield changes on government instruments in the appropriate market. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Market discounts, original issue discount (OID) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Funds based upon the relative proportion of net assets of each class.
     Certain mortgage security paydown gains and losses are recorded as interest income (loss) and included in interest income in the accompanying Statements of Operations.
     Pursuant to applicable law and procedures adopted by the Trust’s Board of Trustees, securities transactions in portfolio securities (including futures transactions) may be effected from time to time through Goldman Sachs or an affiliate. In order for Goldman Sachs or an affiliate, acting as agent, to effect securities or futures transactions for a Fund, the commissions, fees or other remuneration received by Goldman Sachs or an affiliate must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities or futures contracts.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Administration Shares bear all expenses and fees relating to their Administration Plan. Each class of shares of the Funds separately bear its respective class-specific Transfer agency fees.
D. Federal Taxes and Distribution to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from U.S. generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains, or as a tax return of capital.
E. Forward Sales Contracts — The Funds may enter into forward security sales of mortgage-backed securities in which the Fund sells securities in the current month for delivery of securities defined by pool stipulated characteristics on a specified future date. The value of the contract is recorded as an asset and a liability on the Fund’s records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.
F. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
G. Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.
H. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
I. Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Futures contracts, swap contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
J. Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities.
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or models prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. An upfront payment made and/or received by the Funds, is recorded as an asset and/or liability on the Statement of Assets and Liabilities and is recorded as a realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as a realized gain or loss in the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
K. Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income on the Statement of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
L. Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.
3. AGREEMENTS
GSAM, an affiliate of Goldman Sachs, serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”), computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     For the six months ended April 30, 2007, GSAM received a Management fee at the following rates:

	Contractual Management Fee
					Effective Net
	Up to	Next	Over	Effective	Management Fee
Fund	$1 billion	$1 billion	$2 billion	Fee	(after waivers)

Enhanced Income	0.25%	0.23%	0.22%	0.25%	0.20%*

Ultra-Short Duration Government	0.40	0.36	0.34	0.40	0.40

Short Duration Government	0.50	0.45	0.43	0.50	0.50

*	GSAM voluntarily agreed to waive a portion of its management fee in order to achieve an effective fee of 0.20% as an annual percentage rate of average daily net assets of Enhanced Income for the six months ended April 30, 2007.
     GSAM has voluntarily agreed to limit certain “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer agency fees and expenses, Service Share fees, Account Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the six months ended April 30, 2007, the Other Expense limitations for the Enhanced Income, Ultra-Short Duration Government and Short Duration Government as an annual percentage rate of average daily net assets were 0.014%, 0.054% and 0.004%, respectively.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
3. AGREEMENTS (continued)
     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of Enhanced Income and Ultra-Short Duration Government’s average daily net assets attributable to Class A shares and 0.25%, 0.75% and 0.75% for Short-Duration Government’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of Short Duration Government’s average daily net assets attributable to Class B and Class C Shares. For the six months ended April 30, 2007, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to 0.15% of the average daily net assets attributable to the Class B shares of Short Duration Government.
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During for the six months ended April 30, 2007, Goldman Sachs advised the Funds that it retained approximately $800, $6,800 and $4,700 of Class A sales loads for Enhanced Income, Ultra-Short Duration Government and Short Duration Government, respectively. Goldman Sachs did not retain any portion of Class B or Class C contingent deferred sales charges for the six months ended April 30, 2007.
     Goldman Sachs serves as Transfer Agent of the Funds. The Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.16% of the average daily net assets for Class A, Class B and Class C Shares, and 0.04% of the average daily net assets for Administration (Enhanced Income only), Institutional and Service shares.
     The Trust, on behalf of the Ultra-Short Duration and Short Duration Government, has adopted a Service Plan and a Shareholder Administration Plan for the Service Shares. In addition, the Trust on behalf of Enhanced Income, has adopted an Administration Plan for Administration Shares. These plans allow for Service and Administration Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan, Shareholder Administration Plan and Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25%, 0.25% and 0.25%, respectively, of the average daily net assets of each share class.
     For the six months ended April 30, 2007, GSAM and the Distributor have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian and transfer agent resulting in a reduction of the Funds’ expenses. For the six months ended April 30, 2007, expense reductions were as follows (in thousands):

	Fee Waivers			Fee Credits

		Class B	Other		Transfer	Total
	Management	Distribution and	Expense	Custody	Agent	Expense
Fund	Fees	Service Fees	Reimbursement	Fee	Fee	Reductions

Enhanced Income	$59	$—	$68	$3	$—	$130

Ultra-Short Duration Government	—	—	39	33	3	75

Short Duration Government	—	9	204	14	8	235

     At April 30, 2007, the amounts owed to affiliates of the Trust were as follows (in thousands):

			Transfer
	Management	Distribution and	Agent
Fund	Fees	Service Fees	Fees	Total

Enhanced Income	$42	$6	$11	$59

Ultra-Short Duration Government	155	20	25	200

Short Duration Government	343	89	58	490

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2007, were as follows:

				Sales and
		Purchases	Sales and	Maturities
	Purchases of U.S.	(Excluding U.S.	Maturities of U.S.	(Excluding U.S.
	Government and	Government and	Government and	Government and
Fund	Agency Obligations	Agency Obligations)	Agency Obligations	Agency Obligations)

Enhanced Income	$60,252,374	$5,000,000	$108,830,648	$25,221,796

Ultra-Short Duration Government	182,310,236	4,939,523	120,256,699	10,108,252

Short Duration Government	412,467,967	—	449,989,761	—

     For the six months ended April 30, 2007, Enhanced Income, Ultra-Short Duration Government and Short Duration Government paid commissions of approximately $4,700, $38,000 and $43,700 respectively, in connection with futures contracts entered into with Goldman Sachs.
5. LINE OF CREDIT FACILITY
The Funds participate in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM or affiliates. Such amount was increased to $450,000,000 effective May 23, 2007. Under the most restrictive arrangement, the Funds must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2007, the Funds did not have any borrowings under this facility.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
6. TAX INFORMATION
As of the Funds’ most recent fiscal year ended, October 31, 2006, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows.

		Ultra-Short	Short Duration
	Enhanced Income	Duration Government	Government

Capital loss carryforward:[1]
Expiring 2007	$—	$(1,739,320)	$(3,752,449)
Expiring 2008	—	(2,563,050)	(2,289,664)
Expiring 2009	(7,623,028)	—	—
Expiring 2010	(65,331,932)	(55,038,717)	—
Expiring 2011	—	(55,920,321)	(2,403,563)
Expiring 2012	(7,471,508)	(24,528,394)	(9,994,195)
Expiring 2013	—	(7,818,636)	(10,870,073)
Expiring 2014	(126,777)	(2,842,873)	(4,628,086)

Total capital loss carryforward	$(80,553,245)	$(150,451,311)	$(33,938,030)
Timing differences (dividends payable and straddles)	(151,456)	(960,208)	(700,442)

[1]	Expiration occurs on October 31 of the year indicated.
     At April 30, 2007, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Ultra-Short	Short Duration
	Enhanced Income	Duration Government	Government

Tax Cost	$255,066,250	$470,785,316	$856,622,223

Gross unrealized gain	302,552	2,185,266	2,715,533
Gross unrealized loss	(421,720)	(4,566,940)	(3,887,281)

Net unrealized security loss	$(119,168)	$(2,381,674)	$(1,171,748)

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, differences related to the tax treatment of swap payments, amortization of swaps, market discount accretion and premium amortization and net mark-to market gains (losses) on 1256 futures contracts.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS

7. OTHER MATTERS
Fund’s Concentration — The following Goldman Sachs Asset Allocation Portfolios were beneficial owners of the Funds with amounts greater than 5% as of April 30, 2007 (as a percentage of outstanding Institutional shares):

	Goldman Sachs	Goldman Sachs
	Balanced Strategy	Growth and Income
Fund	Portfolio	Strategy Portfolio

Short Duration Government	31%	9%

New Accounting Pronouncements — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their April 30, 2008 semiannual report. At this time, the investment adviser is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
     On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”) which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required.
8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     On December 14, 2006, the Board of Trustees of the Trust, upon the recommendation of the Board’s audit committee, determined not to retain Ernst & Young LLP and approved a change of the Portfolios’ independent registered public accounting firm to PricewaterhouseCoopers LLP. For the years ended October 31, 2006 and October 31, 2005, Ernst & Young LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Portfolios and Ernst & Young LLP on accounting principles or practices, financial statement disclosure or audit scope or procedures, which if not resolved to the satisfaction of Ernst & Young LLP would have caused them to make reference to the disagreement in their reports.
9. SUBSEQUENT EVENT
Mergers and Reorganizations — At a meeting held on November 8, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free acquisition of the AXA Enterprise Short Duration Bond Fund by Enhanced Income Fund. Enhanced Income acquired all of the net assets of approximately $49.2 million of the AXA Short Duration Bond Fund. The acquisition was completed on June 25, 2007, as of the close of business June 22, 2007.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
9. SUMMARY OF SHARE TRANSACTIONS
Share activity is as follows:

	Enhanced Income Fund

	For the Six Months Ended
	April 30, 2007		For the Year Ended
	(Unaudited)		October 31, 2006

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	116,958	$1,138,137	807,711	$7,836,561
Reinvestment of dividends and distributions	61,470	598,196	157,073	1,524,361
Shares converted from Class B(a)	—	—	—	—
Shares repurchased	(1,142,460)	(11,119,910)	(4,012,187)	(38,907,129)

	(964,032)	(9,383,577)	(3,047,403)	(29,546,207)

Class B Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares converted to Class A(a)	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Class C Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Institutional Shares
Shares sold	13,986,556	135,920,257	8,684,184	84,122,386
Reinvestment of dividends and distributions	344,709	3,349,386	688,347	6,671,147
Shares repurchased	(8,669,296)	(84,253,500)	(22,697,873)	(219,788,611)

	5,661,969	55,016,143	(13,325,342)	(128,995,078)

Administration Shares
Shares sold	4,592	44,705	1,076	10,425
Reinvestment of dividends and distributions	2,276	22,114	7,530	72,961
Shares repurchased	(149,989)	(1,456,409)	(98,919)	(957,724)

	(143,121)	(1,389,590)	(90,313)	(874,338)

Service Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

NET INCREASE (DECREASE)	4,554,816	$44,242,976	(16,463,058)	$(159,415,623)

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS

Ultra-Short Duration Government Fund				Short Duration Government Fund

For the Six Months Ended				For the Six Months Ended
April 30, 2007		For the Year Ended		April 30, 2007		For the Year Ended
(Unaudited)		October 31, 2006		(Unaudited)		October 31, 2006

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,377,137	$12,787,830	9,154,321	$84,913,632	6,274,190	$60,760,572	17,086,232	$164,614,524
229,897	2,135,664	574,801	5,333,667	463,405	4,491,653	898,070	8,655,248
—	—	—	—	13,692	132,819	54,921	529,346
(4,333,031)	(40,235,878)	(17,057,784)	(158,263,237)	(12,694,259)	(122,865,631)	(18,450,188)	(177,749,661)

(2,725,997)	(25,312,384)	(7,328,662)	(68,015,938)	(5,942,972)	(57,480,587)	(410,965)	(3,950,543)

—	—	—	—	1,193	11,546	5,379	51,663
—	—	—	—	15,521	149,971	42,154	405,091
—	—	—	—	(13,735)	(132,819)	(55,081)	(529,346)
—	—	—	—	(323,833)	(3,125,258)	(947,722)	(9,104,071)

—	—	—	—	(320,854)	(3,096,560)	(955,270)	(9,176,663)

—	—	—	—	213,305	2,055,146	673,735	6,453,281
—	—	—	—	35,239	339,499	88,567	848,712
—	—	—	—	(1,312,995)	(12,632,235)	(2,372,280)	(22,728,566)

—	—	—	—	(1,064,451)	(10,237,590)	(1,609,978)	(15,426,573)

11,540,550	107,170,291	8,296,310	77,049,254	17,883,958	172,721,878	30,851,098	296,373,070
414,645	3,853,230	818,134	7,598,141	801,691	7,749,043	1,292,234	12,422,946
(8,243,398)	(76,534,312)	(37,833,332)	(351,285,511)	(12,086,217)	(116,674,031)	(37,348,354)	(359,048,174)

3,711,797	34,489,209	(28,718,888)	(266,638,116)	6,599,432	63,796,890	(5,205,022)	(50,252,158)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

9,411	87,721	31,362	292,101	186,260	1,797,994	257,280	2,469,705
41,703	388,807	113,380	1,056,791	10,945	105,682	21,309	204,620
(39,201)	(365,591)	(2,846,267)	(26,526,198)	(590,211)	(5,691,472)	(366,964)	(3,522,666)

11,913	110,937	(2,701,525)	(25,177,306)	(393,006)	(3,787,796)	(88,375)	(848,341)

997,713	$9,287,762	(38,749,075)	$(359,831,360)	(1,121,851)	$(10,805,643)	(8,269,610)	$(79,654,278)

GOLDMAN SACHS ENHANCED INCOME FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
					Distributions to
	Net asset				shareholders
	value,	Net	Net realized	Total from	from net
	beginning	investment	and unrealized	investment	investment
Year - Share Class	of period	income(a)	gain (loss)	operations	income

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2007 - A	$9.73	$0.21	$0.01	$0.22	$(0.21)
2007 - Institutional	9.72	0.23	—	0.23	(0.23)
2007 - Administration	9.71	0.21	0.04	0.25	(0.22)
FOR THE YEARS ENDED OCTOBER 31,

2006 - A	9.68	0.37	0.04	0.41	(0.36)
2006 - Institutional	9.67	0.40	0.04	0.44	(0.39)
2006 - Administration	9.67	0.38	0.03	0.41	(0.37)

2005 - A	9.78	0.28	(0.10)	0.18	(0.28)
2005 - Institutional	9.77	0.32	(0.10)	0.22	(0.32)
2005 - Administration	9.78	0.30	(0.12)	0.18	(0.29)

2004 - A	9.99	0.25	(0.19)	0.06	(0.27)
2004 - Institutional	9.98	0.30	(0.20)	0.10	(0.31)
2004 - Administration	9.99	0.27	(0.19)	0.08	(0.29)

2003 - A	10.13	0.33	(0.15)	0.18	(0.32)
2003 - Institutional	10.12	0.37	(0.15)	0.22	(0.36)
2003 - Administration	10.13	0.33	(0.14)	0.19	(0.33)

2002 - A	10.26	0.38	(0.13)	0.25	(0.38)
2002 - Institutional	10.26	0.42	(0.14)	0.28	(0.42)
2002 - Administration	10.27	0.40	(0.14)	0.26	(0.40)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(c)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end	net expenses		income		total expenses		income		Portfolio
value, end	Total	of period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$9.74	2.33%	$26,969	0.62	%(c)	4.30	%(c)	0.75	%(c)	4.17	%(c)	43%
9.72	2.42	228,564	0.25	(c)	4.71	(c)	0.38	(c)	4.58	(c)	43
9.74	2.61	314	0.50	(c)	4.29	(c)	0.63	(c)	4.16	(c)	43

9.73	4.26	36,333	0.62		3.77		0.78		3.61		67
9.72	4.66	173,430	0.25		4.15		0.41		3.99		67
9.71	4.29	1,073	0.50		3.91		0.67		3.74		67

9.68	1.88	65,645	0.64		2.94		0.79		2.80		49
9.67	2.28	301,362	0.25		3.34		0.40		3.19		49
9.67	1.92	2,568	0.50		3.09		0.65		2.94		49

9.78	0.63	150,537	0.65		2.61		0.73		2.53		51
9.77	1.04	492,276	0.25		3.02		0.33		2.94		51
9.78	0.79	38,881	0.50		2.75		0.58		2.67		51

9.99	1.77	378,378	0.65		3.28		0.71		3.22		41
9.98	2.18	1,106,956	0.25		3.65		0.31		3.59		41
9.99	1.93	50,463	0.50		3.34		0.56		3.28		41

10.13	2.48	810,768	0.65		3.70		0.72		3.63		65
10.12	2.79	2,071,378	0.25		4.17		0.32		4.10		65
10.13	2.53	18,965	0.50		3.91		0.57		3.84		65

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
					Distributions to
	Net asset				shareholders
	value,	Net	Net realized	Total from	from net
	beginning	investment	and unrealized	investment	investment
Year - Share Class	of period	income(a)	gain (loss)	operations	income
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2007 - A	$9.27	$0.18	$0.07	$0.25	$(0.22)
2007 - Institutional	9.27	0.19	0.08	0.27	(0.24)
2007 - Service	9.31	0.17	0.06	0.23	(0.21)
FOR THE YEARS ENDED OCTOBER 31,

2006 - A	9.27	0.32	(0.05)	0.37	(0.37)
2006 - Institutional	9.28	0.35	(0.05)	0.40	(0.41)
2006 - Service	9.31	0.31	(0.05)	0.36	(0.36)

2005 - A	9.33	0.20	(0.01)	0.19	(0.25)
2005 - Institutional	9.34	0.23	— (d)	0.23	(0.29)
2005 - Service	9.37	0.19	(0.01)	0.18	(0.24)

2004 - A	9.47	0.19	(0.04)	0.15	(0.29)
2004 - Institutional	9.48	0.23	(0.04)	0.19	(0.33)
2004 - Service	9.50	0.18	(0.03)	0.15	(0.28)

2003 - A	9.66	0.24	(0.11)	0.13	(0.32)
2003 - Institutional	9.68	0.28	(0.12)	0.16	(0.36)
2003 - Service	9.69	0.23	(0.11)	0.12	(0.31)

2002 - A	9.79	0.31	(0.06)	0.25	(0.38)
2002 - Institutional	9.81	0.35	(0.06)	0.29	(0.42)
2002 - Service	9.82	0.31	(0.07)	0.24	(0.37)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(c)	Includes the effect of mortgage dollar roll transactions.
(d)	Amount is less than $0.005 per share.

(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate(c)

$9.30	2.73%	$97,379	0.86	%(e)	3.82	%(e)	0.88	%(e)	3.80	%(e)	30%
9.30	2.92	353,385	0.49	(e)	4.19	(e)	0.51	(e)	4.17	(e)	30
9.33	2.55	17,640	0.99	(e)	3.68	(e)	1.01	(e)	3.66	(e)	30

9.27	4.20	122,379	0.86		3.46		0.91		3.41		57
9.27	4.36	317,956	0.49		3.83		0.54		3.78		57
9.31	3.93	17,478	0.99		3.32		1.04		3.27		57

9.27	1.98	190,210	0.89		2.20		0.89		2.20		71
9.28	2.49	584,628	0.49		2.59		0.50		2.58		71
9.31	1.97	42,642	0.99		2.06		1.00		2.05		71

9.33	1.61	373,650	0.88		2.12		0.88		2.12		103
9.34	2.02	1,158,844	0.48		2.49		0.48		2.49		103
9.37	1.61	53,241	0.98		1.95		0.98		1.95		103

9.47	1.40	768,910	0.86		2.55		0.86		2.55		102
9.48	1.69	1,967,845	0.46		2.95		0.46		2.95		102
9.50	1.29	67,480	0.96		2.43		0.96		2.43		102

9.66	2.57	1,000,977	0.88		3.21		0.88		3.21		144
9.68	2.98	2,646,847	0.48		3.65		0.48		3.65		144
9.69	2.46	35,883	0.98		3.20		0.98		3.20		144

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From
	beginning	investment	and unrealized	investment	investment	paid-in	Total
Year - Share Class	of period	income(a)	gains (loss)	operations	income	capital	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2007 - A	$9.67	$0.19	$0.04	$0.23	$(0.18)	$—	$(0.18)
2007 - B	9.64	0.16	0.04	0.20	(0.15)	—	(0.15)
2007 - C	9.61	0.15	0.04	0.19	(0.14)	—	(0.14)
2007 - Institutional	9.64	0.20	0.05	0.25	(0.20)	—	(0.20)
2007 - Service	9.63	0.18	0.04	0.22	(0.17)	—	(0.17)
FOR THE YEARS ENDED OCTOBER 31,

2006 - A	9.65	0.32	0.04	0.36	(0.34)	—	(0.34)
2006 - B	9.62	0.25	0.06	0.31	(0.29)	—	(0.29)
2006 - C	9.59	0.25	0.04	0.29	(0.27)	—	(0.27)
2006 - Institutional	9.63	0.36	0.97	1.33	(1.32)	—	(1.32)
2006 - Service	9.61	0.31	0.04	0.35	(0.33)	—	(0.33)

2005 - A	9.86	0.24	(0.19)	0.05	(0.26)	—	(0.26)
2005 - B	9.83	0.19	(0.20)	(0.01)	(0.20)	—	(0.20)
2005 - C	9.81	0.17	(0.20)	(0.03)	(0.19)	—	(0.19)
2005 - Institutional	9.84	0.29	(0.20)	0.09	(0.30)	—	(0.30)
2005 - Service	9.82	0.23	(0.19)	0.04	(0.25)	—	(0.25)

2004 - A	9.99	0.24	(0.06)	0.18	(0.30)	(0.01)	(0.31)
2004 - B	9.95	0.19	(0.06)	0.13	(0.24)	(0.01)	(0.25)
2004 - C	9.93	0.17	(0.06)	0.11	(0.22)	(0.01)	(0.23)
2004 - Institutional	9.96	0.28	(0.05)	0.23	(0.33)	(0.02)	(0.35)
2004 - Service	9.95	0.22	(0.05)	0.17	(0.29)	(0.01)	(0.30)

2003 - A	10.12	0.35	(0.14)	0.21	(0.34)	—	(0.34)
2003 - B	10.09	0.29	(0.15)	0.14	(0.28)	—	(0.28)
2003 - C	10.07	0.27	(0.14)	0.13	(0.27)	—	(0.27)
2003 - Institutional	10.10	0.39	(0.15)	0.24	(0.38)	—	(0.38)
2003 - Service	10.09	0.34	(0.15)	0.19	(0.33)	—	(0.33)

2002 - A	10.04	0.37	0.14	0.51	(0.43)	—	(0.43)
2002 - B	10.01	0.31	0.14	0.45	(0.37)	—	(0.37)
2002 - C	9.99	0.28	0.16	0.44	(0.36)	—	(0.36)
2002 - Institutional	10.02	0.42	0.13	0.55	(0.47)	—	(0.47)
2002 - Service	10.01	0.37	0.13	0.50	(0.42)	—	(0.42)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(c)	Includes the effect of mortgage dollar roll transactions.
(d)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate(c)

$9.72	2.38%	$267,932	0.91	%(d)	3.87	%(d)	0.96	%(d)	3.82	%(d)	53%
9.69	2.08	11,403	1.51	(d)	3.29	(d)	1.71	(d)	3.09	(d)	53
9.66	2.02	31,644	1.66	(d)	3.12	(d)	1.71	(d)	3.07	(d)	53
9.69	2.57	534,534	0.54	(d)	4.27	(d)	0.59	(d)	4.22	(d)	53
9.68	2.32	8,440	1.04	(d)	3.70	(d)	1.09	(d)	3.65	(d)	53

9.67	3.84	323,915	0.91		3.35		0.99		3.27		100
9.64	3.24	14,433	1.51		2.73		1.74		2.51		100
9.61	3.09	41,691	1.66		2.59		1.74		2.51		100
9.64	4.13	468,033	0.54		3.72		0.62		3.64		100
9.63	3.72	12,177	1.04		3.22		1.12		3.14		100

9.65	0.50	327,365	0.93		2.50		0.99		2.44		98
9.62	(0.10)	23,602	1.54		1.95		1.74		1.75		98
9.59	(0.35)	57,078	1.69		1.80		1.74		1.75		98
9.63	0.89	517,492	0.54		2.87		0.60		2.81		98
9.61	0.39	13,009	1.04		2.38		1.10		2.32		98

9.86	1.81	321,863	0.94		2.41		1.00		2.35		249
9.83	1.31	38,526	1.54		1.85		1.75		1.64		249
9.81	1.16	90,317	1.69		1.71		1.75		1.65		249
9.84	2.33	382,008	0.54		2.79		0.60		2.73		249
9.82	1.72	11,047	1.04		2.22		1.10		2.16		249

9.99	2.11	317,379	0.95		3.46		1.01		3.40		184
9.95	1.41	50,580	1.55		2.87		1.76		2.66		184
9.93	1.26	130,087	1.70		2.71		1.76		2.65		184
9.96	2.43	415,210	0.55		3.86		0.61		3.80		184
9.95	1.92	6,156	1.05		3.36		1.11		3.30		184

10.12	5.26	246,763	0.94		3.69		1.04		3.59		194
10.09	4.65	49,874	1.54		3.09		1.79		2.84		194
10.07	4.50	95,458	1.69		2.84		1.79		2.74		194
10.10	5.69	280,452	0.54		4.20		0.64		4.10		194
10.09	5.17	11,471	1.04		3.70		1.14		3.60		194

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS
Fund Expenses (Unaudited) — Six Month Period Ended April 30, 2007
          As a shareholder of Class A, Class B, Class C, Institutional, Administration or Service Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and C shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Administration and Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Income Fund				Ultra-Short Duration Government Fund			Short Duration Government Fund

				Expenses			Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending	Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value	6 months ended	Account Value	Account Value		6 months ended
Share Class	11/1/06	4/30/07		4/30/07*	11/1/06	4/30/07	4/30/07	11/1/06	4/30/07		4/30/07

Class A
Actual	$1,000.00	$1,023.30		$3.12	$1,000.00	$1,027.30	$4.25	$1,000.00	$1,023.80		$4.56
Hypothetical 5% return	1,000.00	1,021.71	+	3.12	1,000.00	1,020.60 +	4.24	1,000.00	1,020.29	+	4.55

Class B
Actual	N/A	N/A		N/A	N/A	N/A	N/A	1,000.00	1,020.80		7.56
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A	N/A	1,000.00	1,017.31	+	7.55

Class C
Actual	N/A	N/A		N/A	N/A	N/A	N/A	1,000.00	1,020.20		8.31
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A	N/A	1,000.00	1,016.57	+	8.30

Institutional
Actual	1,000.00	1,024.20		1.26	1,000.00	1,029.20	2.41	1,000.00	1,025.70		2.71
Hypothetical 5% return	1,000.00	1,023.55	+	1.26	1,000.00	1,022.42 +	2.40	1,000.00	1,022.12	+	2.70

Administration
Actual	1,000.00	1,026.10		2.51	N/A	N/A	N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,022.32	+	2.50	N/A	N/A	N/A	N/A	N/A		N/A

Service
Actual	N/A	N/A		N/A	1,000.00	1,025.50	4.91	1,000.00	1,023.20		5.20
Hypothetical 5% return	N/A	N/A		N/A	1,000.00	1,019.95	4.89	1,000.00	1,019.65	+	5.19

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 4/30/07. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service	Administration

Enhanced Income	0.62%	N/A	N/A	0.25%	N/A	0.50%
Ultra-Short Duration Government	0.86	N/A	N/A	0.49	0.99%	N/A
Short Duration Government	0.91	1.51%	1.66%	0.54	1.04	N/A

+	Hypothetical expenses are based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $699.0 billion in assets under management as of March 31, 2007 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market Funds[1] Fixed Income Funds
▪  Enhanced Income Fund
▪  Ultra-Short Duration
Government Fund
▪  Short Duration Government Fund
▪  Short Duration Tax-Free Fund
▪  California AMT-Free
Municipal Fund[2] ▪  New York AMT-Free
Municipal Fund[2] ▪  Tennessee Municipal Fund
▪  Municipal Income Fund
▪  U.S. Mortgages Fund
▪  Government Income Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪ Emerging Markets Debt Fund	Domestic Equity Funds
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value Fund
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap Growth Fund
▪  Capital Growth Fund
▪  Strategic Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/ Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪ Small Cap Value Fund	International Equity Funds
▪  Structured International Equity Fund
▪  Structured International Equity Flex Fund
▪  Concentrated International Equity Fund [2] ▪  Japanese Equity Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Emerging Markets Equity Fund
▪  BRIC Fund (Brazil, Russia, India, China)

Asset Allocation Funds[3] Specialty Funds[3] ▪  U.S. Equity Dividend and
Premium Fund
▪  Structured Tax-Managed Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate
Securities Fund
▪  Tollkeeper Fundsm
▪ Commodity Strategy Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective December 26, 2006 the International Equity Fund was renamed the Concentrated International Equity Fund. Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund and the New York Intermediate AMT-Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.

[3]	Individual Funds within the Asset Allocation and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Asset Allocation or Specialty category.
The Goldman Sachs Tollkeeper Fundsm is a registered service mark of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Patrick T. Harker Mary Patterson McPherson Alan A. Shuch Richard P. Strubel	OFFICERS Kaysie P. Uniacke, President James A. McNamara, Senior Vice President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2007 Goldman, Sachs & Co. All rights reserved. 07-1180	SDTFISAR / 19.5K / 06-07

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 29, 2007

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	June 29, 2007